Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2023
Property and Equipment, Net [Abstract]
Schedule of Composition Property and Equipment, Net	Composition:
	As of	As of
	December 31,	December 31,
	2023	2022
Cost
Systems and equipment	1,965	1,524
Computers and software	426	404
Office furniture and equipment	132	127
Leasehold improvements	209	207
	2,732	2,262

Less - accumulated depreciation
Systems and equipment	664	443
Computers and software	375	323
Office furniture and equipment	58	48
Leasehold improvements	122	92
	1,219	906

Property and Equipment, Net	1,513	1,356